Segment information (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Redundancy Costs
Segment profit (loss)	$ 7,153	$ 3,963	$ 577
Redundancy costs			(664)
Segment profit (loss) with redundancy costs			1,540
Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	9,030	5,289	1,579
Redundancy costs			42
Construction Industries
Reconciliation of Redundancy Costs
Redundancy costs			(256)
Segment profit (loss) with redundancy costs			(1,024)
Construction Industries | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	2,056	783	(768)
Resource Industries
Reconciliation of Redundancy Costs
Redundancy costs			(183)
Segment profit (loss) with redundancy costs			105
Resource Industries | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	3,334	1,789	288
Power Systems
Reconciliation of Redundancy Costs
Redundancy costs			(139)
Segment profit (loss) with redundancy costs			1,521
Power Systems | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	3,053	2,288	1,660
Financing and Insurance Services
Reconciliation of Redundancy Costs
Redundancy costs			(10)
Segment profit (loss) with redundancy costs			389
Financing and Insurance Services | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)			399
All other operating segments
Reconciliation of Redundancy Costs
Redundancy costs			(76)
Segment profit (loss) with redundancy costs			549
All other operating segments | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)			$ 625